PIONEER GROWTH SHARES
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                                             May 6, 1997



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Growth Shares (the "Fund")
         File Nos. 2-28274 and 811-1604
         CIK No. 0000069404

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated April 30, 1997, and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000069404-97-000008.

         If you have any questions concerning the foregoing or the attachments, please call the undersigned or Deb Kessinger collect at (617) 742-7825.

                                             Very truly yours,


                                             /s/Eunice R. Simmons
                                             Eunice R. Simmons
                                             EDGAR Compliance Associate

cc:      Blue Sky
         Mr. Joseph P. Barri, Esq.
         Mr. Mark Goshko, Esq.
         Mr. Michael Scanlon, Esq.